List of principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of the principal subsidiaries of the Company
The following list contains the material subsidiaries of the Group at December 31, 2022 and December 31, 2021 are as follows:

Name of subsidiaries	Place of incorporation/ operation	Issued and fully paid share capital	Proportion of nominal value of issue capital held by the Company				Principal activities
			2022		2021
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Prenetics Limited	Hong Kong	HK$415,276,716	—	100	—	100	Genetic and diagnostic health testing
Prenetics EMEA Limited	United Kingdom	GBP76,765.81	—	100	—	100	Genetic and diagnostic health testing
ACT Genomics Holdings Company Limited (note 33)	Cayman Islands	$16,713	74.39	—	—	—	Precise cancer genetic testing services

ACT Genomics Co., Ltd.	Taiwan	TWD455,080,000	—	74.33	—	—	Precise cancer genetic testing - services
ACT Genomics (Hong Kong) Limited	Hong Kong	HK$775,000	—	74.39	—	—	Precise cancer genetic testing - services
Sanomics Limited	Hong Kong	HK$500,000	—	74.39	—	—	Precise cancer genetic testing - services
MC Diagnostics Limited	United Kingdom	GBP1,164	—	74.39	—	—	Sales of medical diagnostics products